Mortgage Servicing Rights - Components of loan servicing fees (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Transfers and Servicing [Abstract]
Contractual servicing fees	$ 5,813,000	$ 1,448,000	$ 13,982,000	$ 3,580,000
Late fees	153,000	56,000	342,000	148,000
Loan servicing fees	$ 5,966,000	$ 1,504,000	$ 14,324,000	$ 3,728,000	$ 5,908,044	$ 2,627,558